Employee Benefit Plans (Details)	12 Months Ended
Dec. 31, 2021
Employee Benefit Plans (Details) [Line Items]
Number of defined contribution plans	2
Employer matching contribution	100.00%
Net periodic benefit cost discount rate	2.62%
Benefit obligation discount rate	2.56%
Maximum [Member]
Employee Benefit Plans (Details) [Line Items]
Employer matching contribution, percent of employees eligible compensation	5.00%